Segment information	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Segment information

33. Segment information

The Company is now organized into the following operating segments: IT Services and IT Products.

IT Services: The IT Services segment primarily consists of IT services offerings to customers organized by four Strategic Market Units (“SMUs”) - Americas 1, Americas 2, Europe and Asia Pacific Middle East and Africa (“APMEA”).

Americas 1 and Americas 2 are primarily organized by industry sector, while Europe and APMEA are organized by countries.

Americas 1 includes the entire business of Latin America (“LATAM”) and the following industry sectors in the United States of America: Communication, Media and Networks, Technology Software and Gaming, Technology New Age, Health and Consumer. Americas 2 includes the entire business in Canada and the following industry sectors in the United States of America: Banking and Financial services, Energy, Manufacturing and Resources, Capital markets and Insurance and Hi-tech. Europe consists of the United Kingdom and Ireland, Switzerland, Germany and Western Europe. APMEA consists of Australia and New Zealand, Southeast Asia, Japan, India, the Middle East and Africa.

Revenue from each customer is attributed to the respective SMUs based on the location of the customer’s primary buying center of such services. With respect to certain strategic global customers, revenue may be generated from multiple countries based on such customer’s buying centers, but the total revenue related to these strategic global customers are attributed to a single SMU based on the geographical location of key decision makers.

Our IT Services segment provides a range of AI-powered IT and IT-enabled services including AI advisory, industry & functional consulting, AI native development, customer centric design, modernization, custom application development, infrastructure services, cybersecurity services, data and analytics services, business process services, research and development, and hardware and software design. Through AI-powered, consulting-led solutions, we help our clients transform their businesses to drive better efficiencies and generate new growth opportunities.

IT Products: The Company is a value-added reseller of security, packaged and SaaS software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to these items is reported as revenue from the sale of IT Products.

The Chief Executive Officer (“CEO”) and managing director of the Company has been identified as the Chief Operating Decision Maker as defined by IFRS 8, “Operating Segments”. The CEO evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Information on reportable segments for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	281,824	₹	271,972	₹	240,077	₹	94,351	₹	888,224	₹	2,692	₹	-	₹	890,916
Segment result		58,186		61,326		29,434		12,850		161,796		(173)		(195)		161,428
Unallocated										(10,157)		-		-		(10,157)
Segment result total									₹	151,639	₹	(173)	₹	(195)	₹	151,271
Finance expense																(14,770)
Finance and other income																38,202
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																254
Profit before tax															₹	174,957
Income tax expense																(42,777)
Profit for the year															₹	132,180
Depreciation, amortization and impairment															₹	29,579

Information on reportable segments for the year ended March 31, 2026 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	305,571	₹	269,077	₹	244,165	₹	102,340	₹	921,153	₹	6,940	₹	-	₹	928,093
Segment result		62,896		53,138		31,083		14,955		162,072		559		(7,954)		154,677
Unallocated										(3,426)		-		-		(3,426)
Segment result total									₹	158,646	₹	559	₹	(7,954)	₹	151,251
Finance expense																(14,577)
Finance and other income																36,491
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																257
Profit before tax															₹	173,422
Income tax expense																(40,767)
Profit for the year															₹	132,655
Depreciation, amortization and impairment															₹	29,107

Revenues from India, being the Company’s country of domicile, were ₹ 23,484, ₹ 20,699 and ₹ 23,446 for years ended March 31, 2024, 2025 and 2026, respectively.

Revenues from the United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2024		2025		2026
United States of America	₹	512,740	₹	529,943	₹	553,186
United Kingdom		108,613		95,241		97,041
	₹	621,353	₹	625,184	₹	650,227

No customer individually accounted for more than 10% of the revenues during the years ended March 31, 2024, 2025 and 2026.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a)
“Reconciling Items” includes elimination of inter-segment transactions and other corporate activities.
b)
Revenue from sale of Company owned intellectual properties is reported as part of IT Services revenues.
c)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains/(losses), net” in revenues, which is reported as a part of operating profit in the consolidated statement of income, amounting to ₹ 340, ₹ 32 and ₹ 1,853 for the fiscal years ended March 31, 2024, 2025 and 2026, respectively.
d)
Restructuring cost of ₹ 6,814, ₹ Nil and ₹ 5,139 is included under Reconciling items for the years ended March 31, 2024, 2025 and 2026, respectively.
e)
Reconciling Items for the year ended March 31, 2024, includes employee costs of ₹ 921 towards outgoing CEO and managing director.
f)
Impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026, is included under Reconciling items.
g)
“Unallocated” within IT Services segment includes:

	Year ended March 31,
	2024		2025		2026
Amortization and impairment expenses on intangible assets (Refer to Note 6)	₹	11,756	₹	7,909	₹	7,787
Change in fair value of contingent consideration (Refer to Note 19)		(1,300)		(169)		49

Segment results of IT Services segment for the year ended March 31, 2024 are after considering additional amortization due to change in estimate of useful life of the customer-related intangibles in an earlier business combination. (Refer to Note 6)

h)
Segment results of IT Services segment are after recognition of share-based compensation expense ₹ 5,590, ₹ 5,542, and ₹ 4,465 for the years ended March 31, 2024, 2025 and 2026, respectively.
i)
Segment results of IT Services segment are after recognition of (gain)/loss on sale of property, plant and equipment of, ₹ (2,072), ₹ (606) and ₹ (393) for the years ended March 31, 2024, 2025 and 2026, respectively.
34.
On November 21, 2025, the Government of India notified four labour codes (the “Labour Codes”), effective immediately, replacing the existing 29 labour laws. In accordance with IAS 19, employee benefits and changes to employee benefit plans arising from legislative amendments are treated as plan amendments, requiring immediate recognition of past service cost in the Statement of Income. This approach is consistent with the guidance issued by the Institute of Chartered Accountants of India.

The Company has concluded the salary restructuring exercise in compliance with the Labour Codes. The implementation of the Labour Codes has resulted in a net increase of ₹ 2,756 in the provision for gratuity and remeasurement of leave encashment, which has been recognized as employee benefit expense in the current year. The Company continues to monitor the finalization of Central and State Rules, as well as Government clarifications on other aspects of the Labour Codes.